Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

The Company performed an evaluation of subsequent events for potential recognition and disclosure through the date of the financial statements’ issuance.

Reverse Stock Split

On April 25, 2023 (the “Effective Date”), the Company effected a 1-for-10 reverse share split of all of the Company’s share capital, including its ordinary shares, nominal value of NIS 0.06 per share (the “Reverse Stock Split”) and adopted amendments to its M&AA in connection with the Reverse Stock Split.

The Company undertook the Reverse Stock Split with the objective of meeting the minimum $1.00 per ordinary share bid requirement for maintaining the listing of its ordinary shares on The Nasdaq Capital Market. As a result of the Reverse Stock Split, the number of ordinary shares held by each shareholder of the Company automatically consolidated on a ten (old) ordinary share for one (new) ordinary share basis. On the Effective Date, the Company’s 26,881,144 ordinary shares issued and outstanding were reduced to 2,688,541 ordinary shares issued and outstanding, and the total number of the Company’s authorized ordinary shares under its M&AA was reduced from 92,900,000 ordinary shares, nominal value NIS 0.06 per share, to 9,290,000 ordinary shares, nominal value NIS 0.60 per share. No fractional shares were issued in connection with the Reverse Stock Split, but fractions were rounded up or down to the nearest whole share (with half shares rounded down).

Nasdaq Notice

In November 2022, the Company announced that it had received a letter from Nasdaq Listing Qualifications (“Nasdaq”) indicating that the Company was no longer in compliance with the minimum bid price requirement for continued listing set forth in Listing Rule 5550(a)(2) (the “Rule), which requires listed securities to maintain a minimum bid price of $1.00 per share. The Company would be able to regain compliance if at any time during an initial 180-day period (through May 3, 2023), the closing bid price of its ordinary shares was at least $1.00 for a minimum of ten consecutive business days.

On April 25, 2023, the Company effected a 1-for-10 reverse stock split as a means to cure the bid price deficiency and, for a period of ten consecutive trading days through May 9, 2023, the closing bid price of the Company’s ordinary shares was above $1.00.

On May 5, 2023, the Company received a Staff Determination Letter (the “Letter”) from Nasdaq that the Company had not regained compliance with the Rule during the initial 180 days (by May 3, 2033) and was not eligible for a second 180-day period to regain compliance. The Letter advised that the Company may request an appeal of this determination and pay a hearing fee no later than May 12, 2023, and unless the Company did so, the Company’s ordinary shares would be suspended at the opening of business on May 16, 2023 and would subsequently be removed from listing and registration.

On May 10, 2023, Nasdaq notified the Company that since the bid price of the Company’s ordinary shares closed above $1.00 for ten consecutive trading days from April 26, 2023 through May 9, 2023, the Company had cured the bid price deficiency, its ordinary shares would not be suspended or delisted and the matter was considered closed. As a result, the Company is currently in compliance with the Rule and the Company’s ordinary shares will continue to trade on The Nasdaq Capital Market under the symbol “SBET.”

Note 19 – Subsequent Events

On January 20, 2023, the Company held an Extraordinary General Meeting of Shareholders and approved a reverse share split of the Company’s ordinary shares, par value NIS 0.06 per share, by a ratio of up to and including 20:1, to be effective at the ratio and on a date to be determined by the Company’s Board of Directors; and amendments to the Company’s Amended and Restated Articles and Memorandum of Association to effect such reverse share split. As of the date of this Annual Report on Form 10-K, the Company’s Board of Directors has not effected a reverse stock split.

On February 13, 2023, SharpLink, Inc. (the “Borrower”), a Minnesota corporation and wholly owned subsidiary of the Company, entered into a Revolving Credit Agreement (the “2023 Revolving Credit Agreement”) with Platinum Bank, a Minnesota banking corporation (the “Lender”) and executed a revolving promissory note of $7,000,000 (the “2023 Revolving Note”).

The 2023 Revolving Credit Agreement provides for a two-year revolving line of credit (the “2023 Credit Line”) in the original principal amount of $7,000,000. The annual rate of interest to accrue on the outstanding principal balance of the 2023 Credit Line shall be annum interest rate equal to the prime rate plus 50 basis points, with such rate to be adjusted on and effective as of the same day the prime rate changes. The Borrower is subject to normal and customary representations and covenants, including the delivery of audited annual financial statements within 120 days of its fiscal year end.

As previously disclosed, on December 22, 2022, the Company consummated a transaction with SHGN Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company, and SportsHub Games Network, Inc., a Delaware corporation. As a result, SportsHub Games Network, Inc. merged with and into SHGN Acquisition Corp., with SHGN Acquisition Corp. remaining as the surviving corporation and wholly owned subsidiary of the Company. After the merger, SHGN Acquisition Corp. (“New Borrower”) entered the following agreements with the Lender to assume the loans of SportsHub Games Network, Inc. (“Existing Borrower”).

●	On February 13, 2023, the New Borrower as successor by merger to Existing Borrower, LeagueSafe Management, LLC, a Minnesota limited liability company (“LeagueSafe”), Virtual Fantasy Games Acquisition, LLC, a Minnesota limited liability company (“Virtual Fantasy,” and together with LeagueSafe, collectively, the “Guarantors”) entered into a consent, assumption and second amendment agreement with the Lender. LeagueSafe and Virtual Fantasy were the Existing Borrower’s subsidiaries, and as a result of the merger, became the New Borrower’s subsidiaries.

●	On February 13, 2023, the New Borrower also executed an amended and restated term promissory note payable to the Lender in the principal amount of $1,267,199, which amended and restated the term promissory note dated as of June 9, 2020, executed by the Existing Borrower and payable to the Lender in the original principal amount of $2,000,000.

●	On February 13, 2023, the New Borrower, LeagueSafe and Virtual Fantasy (together with LeagueSafe, the “Pledgors”) entered into a consent, assumption and third amendment agreement with the Lender.

●	On February 13, 2023, the New Borrower also executed an amended and restated revolving promissory note payable to the Lender in the principal amount of $5,000,000, which amended and restated the term promissory note dated as of June 9, 2020, executed by the Existing Borrower and payable to the Lender in the original principal amount of $5,000,000.

On February 15, 2023, the Company also issued to Alpha the Warrant to purchase 8,800,000 ordinary shares of the Company at an initial exercise price of $0.875. The Warrant is exercisable in whole or in part, at any time on or after February 15, 2023 and before February 15, 2028. The Exercise Price of the Warrant is subject to an initial reset immediately prior to the Company’s filing of a proxy statement that includes the Shareholder Approval Proposal to the lower of $0.875 and the average of the five Nasdaq Official Closing Prices immediately preceding such date the. The Warrant includes a beneficial ownership blocker of 9.99%. The Warrant provides for adjustments to the Exercise Price, in connection with stock dividends and splits, subsequent equity sales and rights offerings, pro rata distributions, and certain fundamental transactions. In the event the Company, at any time while the Warrants are still outstanding, issues or grants any right to re- price, ordinary shares or any type of securities giving rights to obtain ordinary shares at a price below Exercise Price, Alpha shall be extended full-ratchet anti-dilution protection on the Warrants (reduction in price, only, no increase in number of Warrant Shares, and subject to customary Exempt Transaction issuances), and such reset shall not be limited by the Floor Price.

On March 10, 2023, Silicon Valley Bank (“SVB”) was placed into the hands of receivers at the FDIC. On this date, SharpLink had approximately $336,000 USDs held in SVB. The FDIC has insured depositors up to $250,000 held in their account. Since that date, SVB has announced they have been acquired and have resumed most normal operations. As of April 3, 2023, we had approximately $140,000 held in SVB.

UNAUDITED CONDENSED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2023

SHARPLINK GAMING LTD.

CONSOLIDATED BALANCE SHEETS

(UNAUDITED)

	March 31, 2023	December 31, 2022
	(unaudited)	(audited)
Assets
Current Assets
Cash	$28,830,217	$39,324,529
Restricted cash	10,973,259	11,132,957
Accounts receivable, net of allowance for credit losses of $0 and $0, respectively	1,375,440	776,530
Unbilled receivables	507,091	47,000
Contract assets	227,312	219,116
Deferred prize expense	5,295,835	356,158
Prepaid expenses and other current assets	1,138,827	744,275
Current assets from discontinued operations	550,000	1,310,000
Total current assets	48,897,981	53,910,565

Investment, cost	200,000	200,000
Equipment, net	52,022	60,218
Right-of-use asset - operating lease	210,224	230,680
Intangibles
Intangible assets, net	3,783,204	3,727,933
Goodwill	6,916,095	6,916,095
Total assets	$60,059,526	$65,045,491

Liabilities and Stockholders’ Equity

Current Liabilities
Accounts payable and accrued expenses	$1,884,865	$2,125,707
Contract liabilities	7,729,639	2,166,451
Prize liability	6,219,199	6,061,434
Customer deposits	30,351,091	42,171,589
Line of credit	4,613,151	4,120,651
Current portion of long-term debt	1,030,802	1,018,918
Current portion of convertible debt, net of discount of $128,104 and $0, respectively, warrant discount of $1,125,303 and $0, respectively	3,146,593	-
Current portion of lease liability	31,538	31,070
Current liabilities from discontinued operations	685,500	1,215,213
Total current liabilities	55,692,378	58,911,033

Long-Term Liabilities
Deferred tax liability	18,476	6,206
Debt, less current portion	2,671,162	2,931,698
Lease liability, less current portion	188,476	210,037
Total liabilities	58,570,492	62,058,974

Commitments and Contingencies
Stockholders’ Equity

Ordinary shares, $0.20 par value; authorized shares 9,290,000 issued and outstanding shares: 2,688,541	537,731	537,731
Series A-1 preferred stock, $0.20 par value; authorized shares: 260,000; issued and outstanding shares: 6,880 and 6,630, respectively; liquidation preference: $149,258 and $138,414, respectively	1,376	1,326
Series B preferred stock, $0.20 par value; authorized shares: 370,000; issued and outstanding shares: 12,481 liquidation preference: $596,193 and $595,245, respectively	2,496	2,496
Treasury stock, nine ordinary shares at cost	(29,000)	(29,000)
Additional paid-in capital	77,365,818	76,039,604
Accumulated deficit	(76,389,387)	(73,565,641)
Total stockholders’ equity	1,489,034	2,986,517
Total liabilities and stockholders’ equity	$60,059,526	$65,045,491

See accompanying notes to these condensed consolidated financial statements.

SHARPLINK GAMING LTD.

CONSOLIDATED STATEMENTS OF OPERATIONS

(UNAUDITED)

	For the Three Months Ended,
	March 31, 2023	March 31, 2022

Revenues	$3,390,391	$1,896,335
Cost of revenues	2,046,750	1,268,902
Gross profit	1,343,641	627,433

Operating expenses
Selling, general, and administrative expenses	3,671,417	2,829,892
Goodwill and intangible asset impairment expenses	-	4,726,000
Total operating expenses	3,671,417	7,555,892
Operating loss	(2,327,776)	(6,928,459)

Other income and expense
Interest income	272,421	12,314
Interest expense	(337,421)	(20,384)
Change in fair value of convertible debenture	(255,229)	-
Total other income and expense	(320,229)	(8,070)

Net loss before income taxes	(2,648,005)	(6,936,529)
Provision for income tax expenses	30,741	-
Net loss from continuing operations	(2,678,746)	(6,936,529)
Net loss from discontinued operations, net of tax	(145,000)	(108,000)

Net loss	$(2,823,746)	$(7,044,529)

Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders	$(2,679,695)	$(6,940,124)
Net loss from discontinued operations available to ordinary shareholders	(145,000)	(108,000)
	(2,824,695)	(7,048,124)

Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	2,813,900	2,361,974

Net loss per share - Basic and diluted
Net loss from continuing operations per share	$(0.95)	$(2.94)
Net loss from discontinued operations per share	(0.05)	(0.05)
Net loss per share	$(1.00)	$(2.99)

See accompanying notes to these condensed consolidated financial statements.

SHARPLINK GAMING LTD.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

FOR THE THREE MONTHS ENDED MARCH 31, 2023 AND 2022

(UNAUDITED)

	Ordinary shares		Series A-1 preferred stock		Series B preferred stock
							Additional			Total
							Paid-In	Treasury	Accumulated	shareholders’
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	stock	deficit	equity

Balance, December 31, 2021	2,236,615	$447,346	5,474	$1,094	12,481	$2,496	$72,101,783	$(2,900)	$(58,332,263)	$14,191,456

Net loss	-	-	-	-	-	-	-	-	(7,044,529)	(7,044,529)
Stock-based compensation expense	-	-	-	-	-	-	380,685	-	-	380,685
Dividends on Series B preferred stock in Series A-1 preferred stock	-	-	-	-	-	-	-	-	-	-
Balance, March 31, 2022	2,236,615	447,346	5,474	1,094	12,481	2,496	72,482,468	(2,900)	(65,376,792)	7,527,612

Balance, December 31, 2022	2,688,541	$537,731	6,630	$1,326	12,481	$2,496	$76,039,605	$(2,900)	$(73,565,641)	$2,986,517

Net loss	-	-	-	-	-	-	-	-	(2,823,746)	(2,823,746)
Stock-based compensation expense	-	-	-	-	-	-	152,034	-	-	152,034
Warrants issued in conjunction with convertible debenture	-	-	-	-	-	-	1,174,229	-	-	1,174,229
Dividends on Series B preferred stock in Series A-1 preferred stock	-	-	250	50	-	-	(50)	-	-	-
Balance, March 31, 2023	2,688,541	537,731	6,880	1,376	12,481	2,496	77,365,818	(2,900)	(76,389,387)	1,489,034

See accompanying notes to these condensed consolidated financial statements.

SHARPLINK GAMING LTD.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the Three Months Ended March 31,
Includes cash flow activities from both continuing and discontinued operations	2023	2022

Operating activities
Net loss from continuing operations	$(2,678,746)	$(6,936,529)
Net loss from discontinued operations, net of tax	$(145,000)	$(108,000)
Net loss	$(2,823,746)	$(7,044,529)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	194,051	304,331
Amortization of loan costs	1,961	-
Amortization of debt discount	65,592	-
Amortization of prepaid stock issued for services	43,000	-
Change in fair value of convertible debenture	255,229	-
Deferred tax expense	12,270	128,640
Stock-based compensation expense	152,034	380,685
Write-off of amounts related to acquisition of FourCubed	-	4,726,000
Changes in assets and liabilities
Accounts receivable	(598,910)	528,072
Unbilled receivable	(460,091)	(295,741)
Contract assets	(8,196)	(117,106)
Deferred Prize Expense	(4,939,677)	-
Prepaid expenses and other current assets	(438,189)	(52,670)
Accounts payable and accrued expenses	(240,842)	530,899
Contract liabilities	5,563,188	-
Customer deposits and other current liabilities	(11,662,731)	(557,038)

Net cash (used for) provided by operating activities - continuing operations	(14,885,057)	(1,468,457)
Net cash (used for) operating activities - discontinued operations	(82,713)	(823,919)
Net cash (used for) provided by operating activities	(14,967,770)	(2,292,376)

Investing activities
Capital expenditures for equipment	(1,833)	-
Capital expenditures for internally developed software	(239,294)	(33,516)

Net cash used for investing activities - continuing operations	(241,127)	(33,516)

Financing activities
Proceeds from convertible debenture	4,000,000	-
Proceeds from debt	-	2,532,345
Proceeds from line of credit	500,000	-
Repayments of debt	(250,613)	-
Payments of debt issue costs	(7,500)	-
Distributions from Parent	-	(63,614)

Net cash generated by financing activities - continuing operations	4,241,887	2,468,731

Net change in cash and restricted cash	(10,967,010)	142,839

Cash and restricted cash, beginning of year	50,457,486	6,065,461
Less cash from discontinued operations	(313,000)	(982,000)
Cash and restricted cash, end of year	39,803,476	$7,190,300

Reconciliation of Cash and Restricted Cash
Cash	$28,830,217	$7,190,300
Restricted cash	10,973,259	-
Total cash and restricted cash	$39,803,476	$7,190,300

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	109,165	-
Cash paid for taxes	19,916	-

Non-cash financing activities
Discount on convertible debenture and purchase warrant	1,574,229
Dividends on Series B preferred stock in Series A-1 preferred stock	949	3,595

See accompanying notes to these condensed consolidated financial statements.

SHARPLINK GAMING LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE MONTHS ENDED MARCH 31, 2023 AND 2022